Income Taxes - Statutory Tax Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total tax benefit/ (expense) Reconciliation / Income tax benefit/ (expense)	$ (464)	$ 978	$ (4,122)
AB USA's
Income tax benefit/ (expense) on result before tax at statutory rate	(29)	(332)
Effect of permanent differences	(27)	20
Total tax benefit/ (expense) Reconciliation / Income tax benefit/ (expense)	(56)	(312)
ABAS
Income tax benefit/ (expense) on result before tax at statutory rate	(506)	(204)	(114)
Effect of permanent differences	48	(128)	(202)
Total tax benefit/ (expense) Reconciliation / Income tax benefit/ (expense)	(458)	(332)	(316)
Aegean NWE
Income tax benefit/ (expense) on result before tax at statutory rate	1,735	1,750	(3,472)
Effect of permanent differences	(1,351)	(18)	(85)
Total tax benefit/ (expense) Reconciliation / Income tax benefit/ (expense)	384	1,732	(3,557)
ICS
Income tax benefit/ (expense) on result before tax at statutory rate	(183)	(227)	(616)
Effect of permanent differences	(151)	117	367
Total tax benefit/ (expense) Reconciliation / Income tax benefit/ (expense)	$ (334)	$ (110)	$ (249)